Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended	94 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000080842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.37%	1.44%			1.63%
C000080841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	4.39%	1.42%			1.61%
C000080843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	4.39%	1.45%			1.63%
C000080846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	4.07%	(0.56%)			1.51%
C000080844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	4.05%	(0.59%)			1.49%
C000080845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.08%	(0.56%)			1.51%
C000080848 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(4.48%)	(8.20%)			(0.25%)
C000080847 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	(4.53%)	(8.22%)			(0.27%)
C000080849 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	(4.52%)	(8.19%)			(0.26%)
C000080852 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	5.70%	2.12%			2.76%
C000080850 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	5.66%	2.09%			2.74%
C000080851 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.72%	2.11%			2.76%
C000080854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.44%	0.72%			3.37%
C000080853 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	5.41%	0.71%			3.36%
C000080855 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	5.70%	0.79%			3.40%
C000080858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	0.57%	(2.60%)			3.09%
C000080856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	(0.43%)	(2.82%)			2.98%
C000080857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.48%)	(2.81%)			2.99%
C000080860 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.74%	(0.33%)			1.31%
C000080859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	3.70%	(0.35%)			1.29%
C000080861 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	3.75%	(0.32%)			1.31%
C000195056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	3.82%	(0.06%)		2.26%
C000203194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	3.28%	(0.34%)	1.78%
Without Sales Load [Member] | C000080843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	4.41%	1.45%			1.63%
Without Sales Load [Member] | C000080846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	4.10%	(0.55%)			1.51%
Without Sales Load [Member] | C000080849 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	(4.42%)	(8.19%)			(0.26%)
Without Sales Load [Member] | C000080852 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	5.61%	2.08%			2.76%
Without Sales Load [Member] | C000080855 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	5.54%	0.70%			3.41%
Without Sales Load [Member] | C000080858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	0.45%	(2.72%)			3.08%
Without Sales Load [Member] | C000080861 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	3.81%	(0.32%)			1.32%
Without Sales Load [Member] | C000195056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	3.87%	(0.07%)		2.26%
Without Sales Load [Member] | C000203194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	3.25%	(0.35%)	1.78%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	3.19%	(0.66%)		1.54%	1.84%
Bloomberg Global Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Float Adjusted Index
Average Annual Return, Percent	3.92%	(1.37%)	1.00%
Spliced Bloomberg U S Treasury 1 3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Bloomberg U.S. Treasury 1–3 Year Index
Average Annual Return, Percent	4.41%	1.48%			1.68%
Spliced Bloomberg U S Treasury 3 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Bloomberg U.S.Treasury 3–10 Year Index
Average Annual Return, Percent	4.11%	(0.54%)			1.55%
Spliced Bloomberg U S Long Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	(4.46%)	(8.28%)			(0.25%)
Bloomberg U S 1 5 Year Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1–5 Year Corporate Bond Index
Average Annual Return, Percent	5.69%	2.12%			2.84%
Bloomberg U S 5 10 Year Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5–10 Year Corporate Bond Index
Average Annual Return, Percent	5.73%	0.80%			3.47%
Bloomberg U S 10 Plus Year Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 10+ Year Corporate Bond Index
Average Annual Return, Percent	0.44%	(2.68%)			3.09%
Bloomberg U S MBS Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Float Adjusted Index
Average Annual Return, Percent	3.68%	(0.23%)			1.40%
Bloomberg U S Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	3.91%	(0.01%)		2.36%
Bloomberg Global Aggregate Float Adjusted Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Float Adjusted Composite Index
Average Annual Return, Percent	3.29%	(0.30%)	1.85%